Employee Benefits - Summary of Expenses for the Bank's Defined Contribution Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined contribution pension plan expenses	$ 516	$ 474	$ 429
Defined contribution pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined contribution pension plan expenses	169	150	136
Government pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined contribution pension plan expenses	$ 347	$ 324	$ 293